Related Parties - Summary of Subsidiaries and Other Related Parties (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Loans assets		R$ 0		R$ 490
Loans liabilities		259,644		214,178
Loans, Assets	[1]	0		490
Loans, Liabilities	[1]	3,492		3,534
Commercial transactions, Receivables		2,759		4,457
Commercial transactions, Trade payables		259,644		303,517
Trading transactions, Sales and services provided		16,090		28,080		R$ 3,533
Trading transactions, Purchases		1,211,826		1,568,707		697,060
Trading transactions, Expenses						1,613
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1]	0		0
Loans, Liabilities	[1]	2,875		2,875
Commercial transactions, Receivables		0		0
Commercial transactions, Trade payables		0		0
Trading transactions, Sales and services provided		0		0
Trading transactions, Purchases		0		0
Refinaria De Petroleo Rigrandense S.A. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1]	0		0
Loans, Liabilities	[1]	0		0
Commercial transactions, Receivables		0		0
Commercial transactions, Trade payables		26,062		90,761
Trading transactions, Sales and services provided		0		0		0
Trading transactions, Purchases		336,781		619,785		314,587
Trading transactions, Expenses						0
União Vopak Armazéns Gerais Ltda. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1]	0		0
Loans, Liabilities	[1]	0		0
Commercial transactions, Receivables		61		57
Commercial transactions, Trade payables		0		0
Trading transactions, Sales and services provided		784		1,402
Trading transactions, Purchases		0		0
Latitude Logística Portuária S.A [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1]	0
Loans, Liabilities	[1]	0
Commercial transactions, Receivables		3
Commercial transactions, Trade payables		346
Trading transactions, Sales and services provided		0
Trading transactions, Purchases		0
Nordeste Logística I S.A. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1]	0
Loans, Liabilities	[1]	0
Commercial transactions, Receivables		0
Commercial transactions, Trade payables		22
Trading transactions, Sales and services provided		0
Trading transactions, Purchases		0
Nordeste Logística III S.A. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1]	0
Loans, Liabilities	[1]	0
Commercial transactions, Receivables		0
Commercial transactions, Trade payables		17
Trading transactions, Sales and services provided		0
Trading transactions, Purchases		0
Oxicap Industria de Gases Ltda. [member]
Disclosure of transactions between related parties [line items]
Trading transactions, Sales and services provided						471
Trading transactions, Purchases						19,077
Trading transactions, Expenses						0
ConectCar Soluções de Mobilidade Eletrônica S.A. [member]
Disclosure of transactions between related parties [line items]
Trading transactions, Sales and services provided						3,062
Trading transactions, Purchases						154
Trading transactions, Expenses						0
LA'7 Participaes e Empreend. Imob. Ltda. [member]
Disclosure of transactions between related parties [line items]
Trading transactions, Sales and services provided	[2]					0
Trading transactions, Purchases	[2]					0
Trading transactions, Expenses	[2]					1,613
Chevron (Thailand) Limited [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1],[3]	0		0
Loans, Liabilities	[1],[3]	0		0
Commercial transactions, Receivables	[3]	0		204
Commercial transactions, Trade payables	[3]	113		0
Trading transactions, Sales and services provided		0	[3]	675	[3]	0
Trading transactions, Purchases		832	[3]	1,072	[3]	759
Trading transactions, Expenses						0
Chevron Latin America Marketing LLC [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1],[3]	0
Loans, Liabilities	[1],[3]	0
Commercial transactions, Receivables	[3]	34
Commercial transactions, Trade payables	[3]	0
Trading transactions, Sales and services provided	[3]	0
Trading transactions, Purchases	[3]	0
Chevron Lubricants Oils S.A. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1],[3]	0		0
Loans, Liabilities	[1],[3]	0		0
Commercial transactions, Receivables	[3]	403		319
Commercial transactions, Trade payables	[3]	0		0
Trading transactions, Sales and services provided	[3]	930		786
Trading transactions, Purchases	[3]	0		0
Chevron Marine Products [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1],[3]	0		0
Loans, Liabilities	[1],[3]	0		0
Commercial transactions, Receivables	[3]	1,950		3,663
Commercial transactions, Trade payables	[3]	0		0
Trading transactions, Sales and services provided	[3]	14,068		24,583
Trading transactions, Purchases	[3]	0		0
Chevron Oronite Brasil Ltda. [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1],[3]	0		0
Loans, Liabilities	[1],[3]	0		0
Commercial transactions, Receivables	[3]	0		0
Commercial transactions, Trade payables	[3]	53,912		53,378
Trading transactions, Sales and services provided		0	[3]	78	[3]	0
Trading transactions, Purchases		162,006	[3]	150,878	[3]	108,198
Trading transactions, Expenses						0
Chevron Products Company [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1],[3]	0		0
Loans, Liabilities	[1],[3]	0		0
Commercial transactions, Receivables	[3]	0		0
Commercial transactions, Trade payables	[3]	178,846		158,557
Trading transactions, Sales and services provided		0	[3]	0	[3]	0
Trading transactions, Purchases		699,154	[3]	789,452	[3]	247,578
Trading transactions, Expenses						0
Chevron Belgium NV [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1],[3]	0		0
Loans, Liabilities	[1],[3]	0		0
Commercial transactions, Receivables	[3]	0		0
Commercial transactions, Trade payables	[3]	326		821
Trading transactions, Sales and services provided		0	[3]	0	[3]	0
Trading transactions, Purchases		13,053	[3]	7,520	[3]	6,707
Trading transactions, Expenses						R$ 0
Chevron Petroleum CO Colombia [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1],[3]	0		0
Loans, Liabilities	[1],[3]	0		0
Commercial transactions, Receivables	[3]	220		214
Commercial transactions, Trade payables	[3]	0		0
Trading transactions, Sales and services provided	[3]	220		392
Trading transactions, Purchases	[3]	0		0
Chevron Lubricants Lanka PLC [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1],[3]	0		0
Loans, Liabilities	[1],[3]	0		0
Commercial transactions, Receivables	[3]	88		0
Commercial transactions, Trade payables	[3]	0		0
Trading transactions, Sales and services provided	[3]	88		164
Trading transactions, Purchases	[3]	0		0
Others [member]
Disclosure of transactions between related parties [line items]
Loans, Assets	[1]	0	[3]	490
Loans, Liabilities	[1]	617	[3]	659
Commercial transactions, Receivables	[1]	0	[3]	0
Commercial transactions, Trade payables	[1]	0	[3]	0
Trading transactions, Sales and services provided	[1]	0	[3]	0
Trading transactions, Purchases	[1]	R$ 0	[3]	R$ 0

[1]	Loans contracted have indefinite terms and do not contain remuneration clauses.
[2]	Refers to rental contracts of 15 drugstores owned by LA’7 as of December 31, 2020, a company of the former shareholders of Extrafarma that are current shareholders of Ultrapar.
[3]	Non-controlling shareholders and other related parties of Iconic.